Group cash flow statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Profit (loss) before taxation	$ (24,888)	$ 8,154	$ 16,723
Adjustments to reconcile profit before taxation to net cash provided by operating activities
Exploration expenditure written off	9,920	631	1,085
Depreciation, depletion and amortization	14,889	17,780	15,457
Impairment and (gain) loss on sale of businesses and fixed assets	11,507	7,882	404
Earnings from joint ventures and associates	403	(3,257)	(3,753)
Dividends received from joint ventures and associates	1,442	1,962	1,535
Interest receivable	(258)	(441)	(468)
Interest received	74	416	348
Finance costs	3,115	3,489	2,528
Interest paid	(2,728)	(2,870)	(1,928)
Net finance expense relating to pensions and other post-retirement benefits	33	63	127
Share-based payments	723	730	690
Net operating charge for pensions and other post-retirement benefits, less contributions and benefit payments for unfunded plans	(282)	(238)	(386)
Net charge for provisions, less payments	735	(176)	986
(Increase) decrease in inventories	3,963	(3,406)	672
(Increase) decrease in other current and non-current assets	4,230	(2,335)	(2,858)
Increase (decrease) in other current and non-current liabilities	(8,278)	2,823	(2,577)
Income taxes paid	(2,438)	(5,437)	(5,712)
Cash flows from (used in) operating activities	12,162	25,770	22,873
Investing activities
Expenditure on property, plant and equipment, intangible and other assets	(12,306)	(15,418)	(16,707)
Acquisitions, net of cash acquired	(44)	(3,562)	(6,986)
Investment in joint ventures	(567)	(137)	(382)
Investment in associates	(1,138)	(304)	(1,013)
Total cash capital expenditure	(14,055)	(19,421)	(25,088)
Proceeds from disposals of fixed assets	491	500	940
Proceeds from disposals of businesses, net of cash disposed	4,989	1,701	1,911
Proceeds from loan repayments	717	246	666
Net cash used in investing activities	(7,858)	(16,974)	(21,571)
Financing activities
Repurchase of shares	(776)	(1,511)	(355)
Payments of lease liabilities, classified as financing activities	(2,442)	(2,372)	(35)
Proceeds from long-term financing	14,736	8,597	9,038
Repayments of long-term financing	(12,179)	(7,118)	(7,175)
Net increase (decrease) in short-term debt	(1,234)	180	1,317
Proceeds from issuing other equity instruments	11,861	0	0
Payments of other equity instruments	(89)	0	0
Payments from changes in ownership interests in subsidiaries that do not result in loss of control	(8)	0	0
Receipts relating to transactions involving non-controlling interests (other)	665	566	0
Dividends paid
bp shareholders	(6,340)	(6,946)	(6,699)
Non-controlling interests	(238)	(213)	(170)
Net cash provided by (used in) financing activities	3,956	(8,817)	(4,079)
Currency translation differences relating to cash and cash equivalents	379	25	(330)
Increase (decrease) in cash and cash equivalents	8,639	4	(3,107)
Cash and cash equivalents at beginning of year	22,472	22,468
Cash and cash equivalents at end of year	$ 31,111	$ 22,472	$ 22,468